Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP, Subsequent Event [Abstract]
Subsequent Events

Note 10 - Subsequent Events

The Plan has evaluated subsequent events, and has determined that no significant events requiring adjustments have occurred after December 31, 2025, but prior to the issuance of these financial statements.